Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	$ 5,827,452,813	$ 2,498,447,168	$ 1,135,875,027
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	5,335,522,072	2,304,558,365	1,025,423,990
Retail Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	212,719,430	61,431,095	28,044,026
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	78,629,401	21,682,491	10,270,944
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	52,777,747	18,542,113	7,158,059
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	147,804,163	92,233,104	64,978,008
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	5,209,529,571	1,834,497,735
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	5,055,678,051	1,803,486,492
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	153,851,520	31,011,243
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	382,407,310	539,618,011
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	236,509,830	480,743,358
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	46,467,349	26,941,130
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	67,567,123	19,049,243
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	31,863,008	12,884,280
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	235,515,932	124,331,422
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	43,334,191	20,328,515
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	12,400,561	3,478,722
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	11,062,278	2,633,248
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	20,914,739	5,657,833
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	147,804,163	92,233,104
Retail Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(399,253,486)	(168,883,878)	(143,794,076)
Retail Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(192,983,328)	(35,703,943)
Retail Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(43,835,122)	(36,189,400)
Retail Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(162,435,036)	(96,990,535)
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	5,428,199,327	2,329,563,290	992,080,951
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	5,016,546,243	1,798,793,792
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	338,572,188	503,428,611
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	73,080,896	27,340,887
Retail like Portfolio | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,599,406,411	1,605,748,069	2,273,037,895
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,599,406,411	1,605,748,069	807,632,010
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,535,441,729	1,543,394,521	785,900,384
Retail like Portfolio | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	36,974,046	23,873,747	8,470,364
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,846,007	7,033,508	1,784,630
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,439,556	4,764,892	1,219,035
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	19,705,073	26,681,401	10,257,597
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,507,004,387	1,312,196,328	2,123,944,757
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,507,004,387	1,312,196,328
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,479,696,821	1,300,746,487
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	27,307,566	11,449,841
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	59,236,421	255,469,987	116,718,334
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	59,236,421	255,469,987
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	46,949,559	235,384,466
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	6,776,854	10,524,411
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,303,944	6,049,830
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,206,064	3,511,280
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	33,165,603	38,081,754	32,374,804
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	33,165,603	38,081,754
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,795,349	7,263,568
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,889,626	1,899,495
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	542,063	983,678
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,233,492	1,253,612
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	19,705,073	26,681,401
Retail like Portfolio | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(40,096,094)	(31,954,128)	(59,434,676)	$ (60,643,126)
Retail like Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(40,096,094)	(31,954,128)	(19,473,872)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(17,376,939)	(6,336,174)	(32,837,065)	(3,696,953)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(17,376,939)	(6,336,174)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(4,811,607)	(5,517,265)	(6,286,180)	(19,523,186)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(4,811,607)	(5,517,265)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(17,907,548)	(20,100,689)	(20,311,431)	(37,422,987)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(17,907,548)	(20,100,689)
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,559,310,317	1,573,793,941	788,158,138
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,489,627,448	1,305,860,154
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	54,424,814	249,952,722
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	15,258,055	17,981,065
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	9,212,322,075	9,776,401,714	2,370,864,856
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	30,435,827	3,217,119	3,362,314
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,204,573,038	9,767,905,362	2,366,514,431
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	977,313,210	5,279,233	988,111
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	9,177,592,573	9,589,854,319
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	8,202,413,407	9,589,854,319
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	975,179,166	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,087,879	183,308,873
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)		0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	2,159,631	178,051,043
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,928,248	5,257,830
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	30,641,623	3,238,522
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	30,435,827	3,217,119
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	205,796	21,403
Wholesale Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(52,625,877)	(25,422,072)	(11,581,608)
Wholesale Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(39,714,862)	(18,093,721)
Wholesale Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(396,441)	(5,050,252)
Wholesale Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(12,514,574)	(2,278,099)
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	9,159,696,198	9,750,979,642	2,359,283,248
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	9,137,877,711	9,571,760,598
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,691,438	178,258,621
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	18,127,049	960,423
Naranja ECL | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,039,457,678	2,239,938,251	2,530,268,304
Naranja ECL | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	4,039,457,678	2,239,938,251	852,439,602
Naranja ECL | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,485,236,462	2,064,709,661	779,945,789
Naranja ECL | Gross Carrying amount | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	218,541,387	90,701,442	37,208,191
Naranja ECL | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	114,735,782	29,202,495	11,169,781
Naranja ECL | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	80,552,867	12,043,802	5,846,970
Naranja ECL | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	140,391,180	43,280,851	18,268,871
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,462,519,589	2,140,192,935	2,372,223,187
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,462,519,589	2,140,192,935
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,283,979,414	2,052,871,581
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	178,540,175	87,321,354
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	434,846,528	56,464,465	90,598,055
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	434,846,528	56,464,465
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	201,175,162	11,838,080
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	39,978,487	3,380,088
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	114,684,122	29,202,495
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	79,008,757	12,043,802
Naranja ECL | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	0	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	142,091,561	43,280,851	67,447,062
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	142,091,561	43,280,851
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	81,886	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Less than 1 Month | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	22,725	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	51,660	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	1,544,110	0
Naranja ECL | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	140,391,180	43,280,851
Naranja ECL | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(278,139,183)	(100,716,060)	(121,248,531)	(138,146,010)
Naranja ECL | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(278,139,183)	(100,716,060)	(44,361,792)
Naranja ECL | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(118,205,072)	(59,143,108)	(57,973,137)	(81,427,563)
Naranja ECL | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(118,205,072)	(59,143,108)
Naranja ECL | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(70,925,317)	(14,579,672)	(24,275,846)	(18,033,003)
Naranja ECL | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(70,925,317)	(14,579,672)
Naranja ECL | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(89,008,794)	(26,993,280)	(38,999,548)	$ (38,685,444)
Naranja ECL | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	(89,008,794)	(26,993,280)
Naranja ECL | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,761,318,495	2,139,222,191	$ 808,077,810
Naranja ECL | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	3,344,314,517	2,081,049,827
Naranja ECL | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	363,921,211	41,884,793
Naranja ECL | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Monetary Financial Assets (*)	$ 53,082,767	$ 16,287,571